October 1, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Jeffrey Foor
Document Control – EDGAR

RE:	Columbia Funds Series Trust II
Columbia Select Large-Cap Value Fund
Columbia Select Smaller-Cap Value Fund
Post-Effective Amendment No. 94
File No. 333-131683/811-21852

Dear Mr. Jeffrey Foor:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 94 (Amendment). This Amendment was filed electronically on September 27, 2013.

If you have any questions regarding this filing, please contact either Megan Garcy at (212) 850-1354 or Anna Butskaya at (612) 671-4993.

Sincerely,

/s/ Christopher O. Petersen

      Christopher O. Petersen

      Vice President and Chief Counsel

      Ameriprise Financial, Inc.